Schedule of cost of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cost Of Revenue
Amortization expenses			$ 38,183
Employee compensation	5,485	180,331	96,913
Employee benefit expenses	985	10,990	9,366
Other	526	3,261	1,291
Cost of revenue – Continuing operations	6,996	194,582	145,753
Cost of revenue – Discontinued operations		$ 1,397,635	$ 1,683,916